Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Apr. 30, 2025 USD ($)
Schedule of Amortization Expenses [Abstract]
Amortization expenses, 2025	$ 481	[1]
Amortization expenses, 2026	963
Amortization expenses, 2027	963
Amortization expenses, 2028	963
Amortization expenses, 2029	963
Amortization expenses, thereafter	$ 2,647

[1]	For the six months ending October 31, 2025